NOTES PAYABLE (Details) - Related Party Notes Payable [Member] - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Notes payable	$ 11,810	$ 11,810	$ 11,810
Less current portion	(11,810)	(11,810)	(11,810)
Net long-term portion	$ 0	$ 0	$ 0